Related Party Transactions (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Sep. 20, 2024 $ / shares shares	Sep. 05, 2023 shares	Jul. 28, 2023 CNY (¥)	Jul. 28, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 06, 2024 CNY (¥)	Sep. 06, 2024 USD ($)	Aug. 26, 2024 CNY (¥)	Aug. 26, 2024 USD ($)
Related Party Transactions (Details) [Line Items]
Interest free loan | ¥					¥ 43,000,000	¥ 20,000,000	¥ 20,000,000
Aggregate conversion loan shares	2,791,462
Conversion price per share | $ / shares	$ 3.045
Jianping Kong [Member]
Related Party Transactions (Details) [Line Items]
Borrow interest-free loans total amount										¥ 60,000,000	$ 8.5
Qifeng Sun [Member]
Related Party Transactions (Details) [Line Items]
Borrow interest-free loans total amount								¥ 60,000,000	$ 8.5
Jianping Kong and Qifeng Sun [Member]
Related Party Transactions (Details) [Line Items]
Interest free loan			¥ 72,802,000	$ 10.0
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Converted loans		957,854